Provisions	12 Months Ended
Dec. 31, 2022
Disclosure Of Provisions Text Block Abstract
Provisions
18.	Provisions

	Commissions, promotions and other		Bonuses and other employee benefits	Professional services fees	Other general provisions	Total
As of January 1, 2020	Ps.	32,779	13,356	554	-	46,689

Increases		1,272,651	54,223	16,947	-	1,343,821
Payments		(1,198,284)	(21,039)	(17,209)	-	(1,236,532)

As of January 3, 2021	Ps.	107,146	46,540	292	-	153,978

Increases		2,054,420	140,436	17,541	-	2,212,397
Payments		(2,048,135)	(182,439)	(17,333)	-	(2,247,907)

As of December 31, 2021	Ps.	113,431	4,537	500	-	118,468

Additions for subsidiaries’ acquisition		360,280	-	62,990	276,314	699,584
Increases		4,030,497	74,764	48,292	412,645	4,566,198
Payments		(4,012,720)	(52,898)	(54,490)	(469,674)	(4,589,782)
Foreign currency translation		(135)	-	-	(921)	(1,056)
As of December 31, 2022	Ps.	491,353	26,403	57,292	218,364	793,412

Commissions, promotions and other

Commissions, promotions, and other includes commissions payable to the sales force of distributors, associates, leaders and consultants on the last week of the period, which are paid in the first week of the year or of the following period. In addition, it includes the provision of reward points and loyalty program obtained by distributors, associates, leaders and consultants. See notes 2.v and 2.x

Bonuses and other employee benefits

Bonuses and other employee benefits include annual performance bonuses as well as vacation provisions, vacation bonuses, savings funds, among others.

Fees for professional services

Fees for professional services includes fees for services such as external audits, legal services, internal audits, among others.

Other general provisions

General provisions are related to year-end expenses, plant services and center services which are pending to be paid.